Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical location
Property, plant and equipment.	$ 7,688	$ 7,421	$ 7,615
UK
Disclosure of geographical location
Property, plant and equipment.	1,920	1,605	1,455
Sweden
Disclosure of geographical location
Property, plant and equipment.	1,488	1,456	1,508
US
Disclosure of geographical location
Property, plant and equipment.	2,758	2,844	3,055
Rest of the world
Disclosure of geographical location
Property, plant and equipment.	$ 1,522	$ 1,516	$ 1,597